14. Shares to be issued, common shares (Details Narrative) (June 30, 2019) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Two Consulting Firms [Member]
Stock to be issued for services, value	$ 23,491	$ 72,000